UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     February 14, 2002



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 89,293,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     1547 336280.000SH      SOLE                                 336280.000
AFLAC                          COM              001055102     2406 97959.000SH       SOLE                                  97959.000
Advent Software                COM              007974108      575 11505.000SH       SOLE                                  11505.000
Amer Int'l Group               COM              026874107     2601 32757.000SH       SOLE                                  32757.000
Automatic Data                 COM              053015103     4129 70110.000SH       SOLE                                  70110.000
BISYS Group                    COM              055472104     2112 33010.000SH       SOLE                                  33010.000
Bank One                       COM              06423A103     3471 88885.000SH       SOLE                                  88885.000
Barr Labs                      COM              063830610     1057 13320.000SH       SOLE                                  13320.000
Cardinal Health                COM              14149Y108     3046 47102.000SH       SOLE                                  47102.000
Cisco Systems                  COM              17275R102     1597 88185.000SH       SOLE                                  88185.000
Citigroup                      COM              172967101     4119 81596.006SH       SOLE                                  81596.006
Concord EFS                    COM              206197105     1575 48060.000SH       SOLE                                  48060.000
Dycom Industries               COM              267475101     1133 67812.000SH       SOLE                                  67812.000
EMC Corp                       COM              268648102     1035 77015.000SH       SOLE                                  77015.000
Ericson Tel ADR                COM              294821400     1318 252400.000SH      SOLE                                 252400.000
Family Dollar                  COM              307000109     1696 56560.000SH       SOLE                                  56560.000
Fastenal                       COM              311900104     2803 42200.000SH       SOLE                                  42200.000
Freds Inc                      COM              356108100     1484 36240.000SH       SOLE                                  36240.000
General Electric               COM              369604103     3214 80180.000SH       SOLE                                  80180.000
Genzyme                        COM              372917104     1123 18765.000SH       SOLE                                  18765.000
Home Depot                     COM              437076102     1952 38260.000SH       SOLE                                  38260.000
Huntington Bncshrs             COM              446150104     1753 101965.000SH      SOLE                                 101965.000
IBM                            COM              459200101     4225 34932.000SH       SOLE                                  34932.000
IDEC Pharmaceuticals           COM              449370105     1156 16770.000SH       SOLE                                  16770.000
Immunex                        COM              452528102     1078 38885.000SH       SOLE                                  38885.000
Intel                          COM              485140100     2577 81925.000SH       SOLE                                  81925.000
Keycorp                        COM              493267108     1429 58695.000SH       SOLE                                  58695.000
Lexmark Int'l Gp A             COM              529771107     2910 49322.000SH       SOLE                                  49322.000
Lowe's Companies               COM              548661107     2349 50615.000SH       SOLE                                  50615.000
Maxim Integrated               COM              57772k101     1106 21066.000SH       SOLE                                  21066.000
MedImmune                      COM              548699102     1081 23315.000SH       SOLE                                  23315.000
Microsoft                      COM              594918104     2245 33885.000SH       SOLE                                  33885.000
Motorola                       COM              620076109      211 14075.000SH       SOLE                                  14075.000
Nokia Corp ADR                 COM              654902204     1594 64985.000SH       SOLE                                  64985.000
Nortel Networks                COM              656568102     1263 168400.000SH      SOLE                                 168400.000
Oracle Systems                 COM              68389x105      989 71625.000SH       SOLE                                  71625.000
Paychex                        COM              704326107     2749 78894.000SH       SOLE                                  78894.000
QUALCOMM                       COM              747525103     2236 44275.000SH       SOLE                                  44275.000
SEI Investments                COM              784117103     1430 31705.000SH       SOLE                                  31705.000
Stryker Corp                   COM              863667101     1399 23970.000SH       SOLE                                  23970.000
Sun Microsystems               COM              866810104      869 70635.000SH       SOLE                                  70635.000
Target Corp                    COM              87612e106     2083 50755.000SH       SOLE                                  50755.000
Tyco International             COM              902124106     2773 47088.000SH       SOLE                                  47088.000
United Tech                    COM              913017109     1105 17090.000SH       SOLE                                  17090.000
Vodafone Grp ADR               COM              92857t107     1376 53590.000SH       SOLE                                  53590.000
Wachovia                       COM              929903102     1232 39295.000SH       SOLE                                  39295.000
Wal-Mart                       COM              931142103     2082 36171.000SH       SOLE                                  36171.000